Related parties - Compensation for the Company’s key management personnel (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related Party [Abstract]
Short-term employee benefits	¥ 353	¥ 291	¥ 66
Termination benefits	282	0	0
Share-based payments	283	0	0
Total	¥ 918	¥ 291	¥ 66